Vessels under construction (Details) - Asset under Construction - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Accumulated capitalized interest costs	$ 49,022	$ 18,870
Installment payments included in balance	$ 1,122,655	$ 1,284,512